Leases - Supplemental Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 849,772	¥ 703,282
Non-cash investing activities:
Right-of-use assets obtained in exchange for lease liabilities - Operating leases	437,408	1,006,598
Supplemental balance sheet information - Operating Leases
Operating lease right-of-use assets	2,142,879	2,443,545	$ 293,573
Operating lease liabilities, current	670,678	665,481
Operating lease liabilities, non-current	1,491,486	1,807,159	$ 204,333
Total operating lease liabilities	¥ 2,162,164	¥ 2,472,640